SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE－10 SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on November 8, 2023 with authorized share of 500,000,000 ordinary shares of par value $0.001 each. On December 9, 2024, the Company effected a forward share split of its shares at a ratio of 1 to 2,500. As a result of the forward split, the Company now have 20,250,000 ordinary shares issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 2,500 for 1 share split. The shares retain a par value of US$0.0000004 per share.

After the completion of a forward split on December 9, 2024 on the basis of 2,500 ordinary shares for every one share, our authorized share capital was changed to $500,000 divided into 1,250,000,000,000 ordinary shares with a par value of $0.0000004 each (the “Forward Split”).

The Company is authorized to issue one class of ordinary share.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred shares that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by our Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred shares.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred shares which the Company may issue in the future.

Dividend declaration

On February 28, 2025, Vistek SG approved the total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo.

NOTE－10 SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on November 8, 2023 with authorized share of 500,000,000 ordinary shares of par value $0.001 each. On December 9, 2024, the Company effected a forward share split of its shares at a ratio of 1 to 2,500. As a result of the forward split, the Company now have 20,250,000 ordinary shares issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 2,500 for 1 share split. The shares retain a par value of US$0.0000004 per share.

After the completion of a forward split on December 9, 2024 on the basis of 2,500 ordinary shares for every one share, our authorized share capital was changed to $500,000 divided into 1,250,000,000,000 ordinary shares with a par value of $0.0000004 each (the “Forward Split”).

The Company is authorized to issue one class of ordinary share.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred shares that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by our Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred shares.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred shares which the Company may issue in the future.

Dividend declaration

On February 28, 2025, Vistek SG approved the total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo.

On February 29, 2024, Vistek SG approved the total amount of the declaration of interim dividend of approximately $1.1 million (approximately S$1.5 million) to Mr. Ho and Mr. Teo.